Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Profit (loss) before income taxes	$ (17,937)	$ (214,028)	$ 30,563	$ (263,378)
Items not affecting cash
Amortization of intangible assets	7,307	5,439	16,647	13,230
Depreciation of property, plant and equipment	1,171	1,041	3,029	3,023
Amortization included in cost of sales	591	787	2,103	2,333
Share-based compensation	1,437	1,665	4,706	18,628
Financing charges, non-cash portion	4,393	2,647	13,838	7,835
Other	(29)	(93)	(83)	(277)
Change in fair value of derivative instruments	1,515	(183,759)	62,003	(223,453)
Adjustment required to reflect net cash receipts from gas sales	(1,236)	(2,780)	8,470	4,750
Net change in working capital balances	(12,245)	(7,538)	(128,967)	(12,424)
Income taxes paid	(3,705)	(2,778)	(13,553)	(18,569)
Cash inflow (outflow) from operating activities	17,136	28,659	(62,370)	58,454
INVESTING
Purchase of property, plant and equipment	(1,548)	(951)	(4,107)	(3,910)
Purchase of intangible assets	(13,716)	(11,250)	(32,579)	(23,772)
Acquisition of businesses	(3,000)		(3,000)	(2,546)
Short-term investments		25,717		25,532
Cash inflow (outflow) from investing activities	(18,264)	13,516	(39,686)	(4,696)
FINANCING
Dividends paid	(21,414)	(21,490)	(65,975)	(64,719)
Repayment of long-term debt	(2,221)		(61,794)
Issuance of long-term debt			119,662
Share swap payout			(10,000)
Debt issuance costs	(3,575)		(6,229)
Credit facilities withdrawal	18,985	20,768	76,265	70,030
Issuance of preferred shares			10,447	5,195
Preferred shares issuance costs	(19)		(352)	(1,676)
Shares repurchase				(11,941)
Distributions to non-controlling interest				(9,603)
Cash inflow (outflow) from financing activities	(8,244)	(722)	62,024	(12,714)
Effect of foreign currency translation on cash balances	1,047	1,390	71	373
Net cash inflow (outflow)	(8,325)	42,843	(39,961)	41,417
Cash and cash equivalents, beginning of period	17,225	55,950	48,861	57,376
Cash and cash equivalents, end of period	8,900	98,793	8,900	98,793
Supplemental cash flow information:
Interest paid	$ 12,428	$ 7,938	$ 38,873	$ 26,833